Share-based compensation plans - Share options number and weighted average price (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year	8,617,097	8,820,805
Options granted	0	886,740
Options forfeited	(81,991)	(270,025)
Options expired	(1,911,558)	(815,423)
Options exercised	(465,009)	(5,000)
End of year	6,158,539	8,617,097
Weighted average exercisable price - beginning of year | $ / shares	$ 17.44	$ 19.75
Weighted average exercisable price for options granted | $ / shares	0	15.27
Weighted average exercisable price for options forfeited | $ / shares	22.22	22.59
Weighted average exercisable price for options expired | $ / shares	20.14	38.43
Weighted average exercise price for options exercised | $ / shares	11.56	16.38
Weighted average exercisable price - end of year | $ / shares	$ 16.98	$ 17.44
Exercisable			5,076,226	6,290,380
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	6,158,539	8,617,097	6,158,539	8,617,097
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $ / shares	$ 16.98	$ 19.75	$ 16.98	$ 17.44
Number Of Share Options Exercisable In Sharebased Payment Arrangement			5,076,226	6,290,380
Options exercisable - Weighted average exercisable price | $ / shares			$ 17.73	$ 18.9
$11.32 - 15.83 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	3,060,721
Weighted average exercisable price - end of year | $ / shares	$ 13.72
Exercisable			1,978,408
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	3,060,721		3,060,721
Options outstanding - Weighted average remaining life	5 years
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $ / shares	$ 13.72		$ 13.72
Number Of Share Options Exercisable In Sharebased Payment Arrangement			1,978,408
Options exercisable - Weighted average exercisable price | $ / shares			$ 13.85
$15.84 - 26.81 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	3,097,818
Weighted average exercisable price - end of year | $ / shares	$ 20.21
Exercisable			3,097,818
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	3,097,818		3,097,818
Options outstanding - Weighted average remaining life	1 year 9 months 18 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $ / shares	$ 20.21		$ 20.21
Number Of Share Options Exercisable In Sharebased Payment Arrangement			3,097,818
Options exercisable - Weighted average exercisable price | $ / shares			$ 20.21